BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 121,174	$ 492,729
Accounts receivable trade, net	276,570
Note receivable other	100,000	100,000
Prepaid and other current assets	20,442	27,299
Total current assets	518,186	620,028
Disposal group held for sale of discontinued operations		1,481,071
Oil and gas properties at cost, full-cost method of accounting
Unproved	214,584	150,001
Proved	5,614,987
Other	25,554	11,576
Total property and equipment	5,855,125	161,577
Less accumulated depreciation and amortization	(65,038)	(449)
Net property and equipment	5,790,087	161,128
Long-term assets
Other long-term assets	61,330	55,081
Total Long-term assets	61,330	55,081
Total assets	6,369,603	2,317,308
Current liabilities
Current maturities of convertible notes	1,475,000
Current maturities of notes	24,500	7,003
Accounts payable trade	425,133	4,427
Accrued and deposits payable	192,517	22,680
Accrued liabilities and notes payable, related party	812,205	15,000
Total current liabilities	2,929,355	49,110
Long-term liabilities
Asset retirement obligations	307,854
Total long-term liabilities	307,854
Disposal group held for sale payables of discontinued operations		7,745
Total liabilities	3,237,209	56,855
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred shares, no par value, 25,000,000 shares authorized; no shares issued and outstanding
Common shares, $0.001 par value, 100,000,000 shares authorized; 11,681,477 and 10,799,339 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively	11,681	10,799
Additional paid in capital	5,629,205	3,230,941
Accumulated deficit	(2,508,492)	(981,287)
Total stockholders' equity	3,132,394	2,260,453
Total liabilities and stockholders' equity	$ 6,369,603	$ 2,317,308